Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2019	2020	2021
CMA CGM, Marseille	24%	17%	24%
Maersk Line A/S	11%	19%	21%
Vasi Shipping Pte. Ltd., Singapore	-	-	15%
MSC Geneva	15%	18%	-
New Golden Sea Shipping Pte. Ltd., Singapore	21%	10%	-
Hapag-Lloyd AG, Hamburg	16%	-	-